UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
April 1, 2013 to April 30, 2013

Commission File Number of issuing entity: 333-171684-01

Capital Auto Receivables Asset Trust 2013-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171684

Capital Auto Receivables LLC
(Exact name of depositor as specified in its charter)

Ally Financial Inc.
(Exact name of sponsor as specified in its charter)

DELAWARE	35-7010730
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Capital Auto Receivables LLC	48265
200 Renaissance Center, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(313) 656-5500
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-1			X
Class A-2			X
Class A-3			X
Class A-4			X
Class B			X
Class C			X
Class D			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Securityholder.

With respect to the monthly period from April 1, 2013 to April 30, 2013, 2,650 receivables were added to the asset pool on the distribution date occurring on April 22, 2013, with an Aggregate Receivables Principal Balance of $52,013,816.41 and an Aggregate Amount Financed of $52,013,816.41 [as disclosed in the monthly Statement to Security Holder included as Exhibit 99 to the Form 10-D filed on April 29, 2013].

Item 1121(c) of Regulation AB.  Repurchases and Replacements
No activity to report for the Monthly Period from April 1, 2013 to April 30, 2013 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: February 8, 2013
Central Index Key (CIK) of Securitizer: 0000893958

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Significant Enhancement Provider Information
None.

Item 8. Other Information

The disclosure included below revises the disclosure appearing in the section “The Receivables Pool - Exceptions to Underwriting Criteria” on page S-27 of the prospectus supplement filed with the Securities and Exchange Commission on January 17, 2013. The depositor recently became aware of an inconsistency in the process used to identify receivables constituting exceptions to the underwriting criteria of Ally Financial as only applied to the initial pool of receivables sold to Capital Auto Receivables Asset Trust 2013-1. The revised disclosure included below identifies the receivables in the initial pool of receivables that constituted exceptions to the underwriting criteria of Ally Financial based on its historical methodology and explains the nature of the exceptions.

Exceptions to Underwriting Guidelines

A number of receivables in the initial pool of receivables constitute exceptions to the underwriting criteria of Ally Financial, as described in “Acquisition and Underwriting-Underwriting Exceptions” in the accompanying prospectus. Ally Financial monitors exceptions to the underwriting criteria, with the goals of limiting exceptions to a small portion of approved applications and rarely permitting more than a single exception for any contract. The depositor elected to include these receivables in the pool of receivables for the offering. These receivables were included in the pool on the basis that the depositor has historically securitized receivables with these characteristics and these exceptions are immaterial.

The following table explains the nature of the exceptions. All but 204 of these receivables exceeded only a single underwriting criterion; 199 receivables have two “layered” exceptions and five receivables have three “layered” exceptions. As used in the table below, a “collateral characteristic” is an underwriting criterion primarily related to the financed vehicle, such as loan-to-value ratio or, for used vehicles, a limit on the maximum mileage or age of the vehicle, and a “credit characteristic” is an underwriting criterion primarily related to the creditworthiness of the obligor, such as the payment-to-income ratio or debt-to-income ratio. The aggregate amount financed of these exception receivables is $159,086,489.80.

		Percentage of
		Aggregate
	Number of	Amount
Nature of Exception	Contracts	Financed
Collateral characteristic exceeding guideline ..............................	6,172	7.96%
Credit characteristic exceeding guideline ....................................	1,319	1.71%
Total .............................................................................................	7,491	9.67%

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from April 1, 2013 to April 30, 2013

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Capital Auto Receivables Asset Trust 2013-1
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ David J DeBrunner
David J DeBrunner,
Vice President, Controller
and Chief Accounting Officer

Date: June 19, 2013

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from April 1, 2013 to April 30, 2013